SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 89                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 89                                                 [X]

                        (Check appropriate box or boxes.)


                       AMERICAN CENTURY MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  February 14, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your
AMERICAN CENTURY
PROSPECTUS

                                                            New Opportunities II
                                                               February 14, 2001

                                                                  INVESTOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                         American Century Investment Services, Inc., Distributor



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Give us a call at 1-800-345-2021.

Sincerely,


Mark Killen
Senior Vice President
American Century Investment Services, Inc.





Table of Contents


An Overview of the Fund..................................................X

Fees and Expenses........................................................X

Objectives, Strategies and Risks.........................................X


Management...............................................................X

Investing with American Century.........................................XX

Share Price and Distributions...........................................XX

Taxes...................................................................XX






Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.








An Overview of the Fund




What is the fund's investment objective?

The fund seeks long-term capital growth.


What are the fund's primary investment strategy and principal risks?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The fund's principal risks include

o MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY-The value of the fund's shares may fluctuate significantly in the short term.

o PRINCIPAL LOSS-As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


Who may want to invest in the fund?
The fund may be a good investment if you are

o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment

Callout
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-2021 or visit us at www.americancentury.com.








Fees and Expenses

There are no sales loads, fees or other charges
o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

                                        Redemption/Exchange Fee (as a percentage
                                        of amount redeemed/exchanged)
New Opportunities II Fund
Shares held for less than 180 days(1)   2.0%
Shares held for 180 days or more        None

(1)The fee withheld from redemption proceeds is retained by the fund. Excludes shares purchased through reinvested dividends or capital gains.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                    Management       Distribution and      Other        Total Annual Fund
                                    Fee              Service (12b-1) Fees  Expenses(1)  Operating Expenses
New Opportunities II                x%               None                  0.00%        x%

(1)Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

CALLOUT
A redemption is the sale of all or a portion of the shares in an account, including as a part of an exchange to another American Century account.




Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year            3 years
New Opportunities II                        $x                $x

Callout
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.







Objectives, Strategies and Risks


New Opportunities II



What is the fund's investment objective?

The fund seeks long-term capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of smaller-sized companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes situations where a company's growth rate, although still negative, is less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In order to better control the size of the companies in which the fund invests, the investment advisor has determined that it will close the fund when it reaches $500 million in assets. After that time, no new investments will be accepted.

Callout
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

New Opportunities II will usually purchase common stocks of U.S. and foreign companies that are small at the time of purchase, but it can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

As a result of its investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Callout
Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.







Management




Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. New Opportunities II will pay the advisor a unified management fee of x% of the average net assets of the fund.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.


Christopher K. Boyd

Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.


John D. Seitzer

Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.


Tom Telford

Mr. Telford, Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He was promoted to Portfolio Manager in February 2000. He joined American Century in July 1996 as an Investment Analyst. Before joining American Century, he attended the Wharton School of Business, University of Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from Southern Methodist University. He is a Chartered Financial Analyst and a Certified Public Accountant.

Callout

Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.








Investing with American Century



Services Automatically Available to You
Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.


Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.


Ways to Manage Your Account
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Investor Relations                 If you are a current investor, you can open    Call or use our Automated Information Line if
1-800-345-2021                     an account by exchanging shares from another   you have authorized us to invest from your
                                   American Century account.                      bank account.
Business, Not-For-Profit
and Employer-Sponsored             Exchange shares                                Sell shares
Retirement Plans                   Call or use our Automated Information Line     Call a Service Representative.
1-800-345-3533                     if you have authorized us to accept
                                   telephone instructions.
Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current or new investor, you      Make an additional investment into an
                                   can open an account by completing and          established American Century account if you
                                   submitting our online application. Current     have authorized us to invest from your bank
                                   investors also can open an account by          account.
                                   exchanging shares from another American
                                   Century account.                               Sell shares
                                                                                  Not available.
                                   Exchange shares
                                   Exchange shares from another American
                                   Century account.
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6200         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-7962                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service
                                                                                  Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------


A Note about Mailings to Shareholders
To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information                             or electronic transfer.
Please remember, if you                   Commerce Bank N.A.
request redemptions by wire,              Routing No. 101000019
$10 will be deducted from the             Account No. Please call for the
amount redeemed. Your bank       appropriate account number
also may charge a fee.           The fund name                                    Exchange shares
                                 Your American Century account number, if known*  Not available.
                                 Your name
                                 The contribution year (for IRAs only)

                                 *For additional investments only
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

                                 4500 Main St.                                        4917 Town Center Drive
                                 Kansas City, Missouri                                Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday - Friday                 8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday

                                 1665 Charleston Road                                 9445 East County Line Road, Suite A
                                 Mountain View, California                            Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday - Friday                    8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday
-------------------------------- ------------------------------------------------ -----------------------------------------------


Minimum Initial Investment Amounts To open an account, the minimum investments are:

Individual or Joint                                  $10,000
Traditional IRA(1)                                   $10,000
Roth IRA(1)                                          $10,000
UGMA/UTMA                                            $10,000

(1)To establish a traditional or Roth IRA in the fund, you will need to exchange from another American Century IRA, transfer from another custodian or roll over a minimum of $10,000 in order to meet the fund's minimum.

Redemptions
If you sell your shares of New Opportunities II within 180 days of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The redemption fee is retained by the fund and helps cover transaction and tax costs long-term investors may bear when the fund realizes capital gains as a result of selling securities to meet investor redemptions.

Redemption of Shares in Low-Balance Accounts
If your redemption activity causes your account balance to fall below the $10,000 minimum investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.



Share Price and Distributions


Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

CALLOUT
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.






Taxes


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.


Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.


Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution                      Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above
Short-term capital gains                  Ordinary income rate           Ordinary income rate
Long-term capital gains (1-5 years)       10%                            20%
Long-term capital gains (>5 years         8%                             20%(1)

1 The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.



Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.









More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816


                          American Century Investments
                                 P.O. Box 419287
                        Kansas City, Missouri 64141-6287

                         1-800-345-8810 or 816-531-5575


0103
SH-PRS-xxxxx

Your
AMERICAN CENTURY
PROSPECTUS

                                                            New Opportunities II
                                                               February 14, 2001

                                                                   ADVISOR CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                         American Century Investment Services, Inc., Distributor








Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m., Central time. Give us a call at 1-800-345-3533.

Sincerely,


Mark Killen
Senior Vice President
American Century Investment Services, Inc.











Table of Contents


An Overview of the Fund........................................................X

Fees and Expenses..............................................................X

Objectives, Strategies and Risks...............................................X


Management.....................................................................X

Investing with American Century...............................................XX

Share Price and Distributions.................................................XX

Taxes.........................................................................XX






Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.








An Overview of the Fund




What is the fund's investment objective?

The fund seeks long-term capital growth.


What are the fund's primary investment strategy and principal risks?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The fund's principal risks include

o MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY-The value of the fund's shares may fluctuate significantly in the short term.

o PRINCIPAL LOSS-As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


Who may want to invest in the fund?
The fund may be a good investment if you are

o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA

Who may not want to invest in the fund?
The fund may not be a good investment if you are
o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment

Callout
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.








Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

                                        Redemption/Exchange Fee (as a percentage
                                        of amount redeemed/exchanged)
New Opportunities II Fund
Shares held for less than 180 days(1)   2.0%
Shares held for 180 days or more        None

1The fee withheld from redemption proceeds is retained by the fund. Excludes shares purchased through reinvested dividends or capital gains.

Annual Operating Expenses (expenses that are deducted from fund assets)

                        Management   Distribution and        Other        Total Annual Fund
                        Fee          Service (12b-1) Fees(1) Expenses(2)  Operating
Expenses

New Opportunities II    x%           0.50%                   0.00%        x%

1 The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page XX.

2Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

CALLOUT
A redemption is the sale of all or a portion of the shares in an account, including as a part of an exchange to another American Century account.




Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year            3 years
New Opportunities II                        $x                $x

Callout
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.







Objectives, Strategies and Risks


New Opportunities II



What is the fund's investment objective?

The fund seeks long-term capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of smaller-sized companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes situations where a company's growth rate, although still negative, is less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In order to better control the size of the companies in which the fund invests, the investment advisor has determined that it will close the fund when it reaches $500 million in assets. After that time, no new investments will be accepted.


Callout
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?
New Opportunities II will usually purchase common stocks of U.S. and foreign companies that are small at the time of purchase, but it can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.


What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

As a result of its investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Callout
Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.







Management




Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. New Opportunities II will pay the advisor a unified management fee of x% of the average net assets of the Advisor Class shares of the fund.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.


Christopher K. Boyd
Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.


John D. Seitzer
Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.


Tom Telford
Mr. Telford, Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He was promoted to Portfolio Manager in February 2000. He joined American Century in July 1996 as an Investment Analyst. Before joining American Century, he attended the Wharton School of Business, University of Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from Southern Methodist University. He is a Chartered Financial Analyst and a Certified Public Accountant.

Callout
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.








Investing with American Century


Eligibility for Advisor Class Shares
The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

Investing through Financial Intermediaries
If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.








Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.








Share Price and Distributions


Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

CALLOUT
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.






Taxes


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.


Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.


Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution                   Tax Rate for 15% Bracket     Tax Rate for 28% Bracket or Above
Short-term capital gains               Ordinary income rate         Ordinary income rate
Long-term capital gains (1-5 years)    10%                          20%
Long-term capital gains (>5 years      8%                           20%(1)

1 The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.



Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.









Multiple Class Information
American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

1-800-345-2021 for Investor Class shares
1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.








More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816

                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575


0103
SH-PRS-xxxxx

Your
AMERICAN CENTURY
PROSPECTUS

                                                            New Opportunities II
                                                               February 14, 2001

                                                             INSTITUTIONAL CLASS

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.


                         American Century Investment Services, Inc., Distributor








Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the fund - the fund's investment objectives, strategies and risks.

As you continue to read, the Prospectus will acquaint you with the fund management team and give you an overview about how to invest and manage your account. You'll also find important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m., Central time. Give us a call at 1-800-345-3533.

Sincerely,


Mark Killen
Senior Vice President
American Century Investment Services, Inc.











Table of Contents


An Overview of the Fund.......................................................X

Fees and Expenses.............................................................X

Objectives, Strategies and Risks..............................................X


Management....................................................................X

Investing with American Century..............................................XX

Share Price and Distributions................................................XX

Taxes........................................................................XX






Callout
Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

This symbol highlights special information and helpful tips.








An Overview of the Fund




What is the fund's investment objective?

The fund seeks long-term capital growth.


What are the fund's primary investment strategy and principal risks?

The fund looks for common stocks of growing companies. The basis of the strategy used by this fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page xx.

The fund's principal risks include

o MARKET RISK-The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY-The value of the fund's shares may fluctuate significantly in the short term.

o PRINCIPAL LOSS-As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.


Who may want to invest in the fund?

The fund may be a good investment if you are

o seeking long-term capital growth from your investment
o comfortable with short-term price volatility
o comfortable with the risks associated with the investment strategy
o investing through an IRA

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o seeking current income from your investment
o investing for a short period of time
o uncomfortable with short-term volatility in the value of your investment

Callout
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Fund Performance History
As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual returns.

CALLOUT
For current performance information, please call us at 1-800-345-3533 or visit us at www.americancentury.com.








Fees and Expenses

There are no sales loads, fees or other charges

o to buy fund shares directly from American Century
o to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

                                        Redemption/Exchange Fee (as a percentage
                                        of amount redeemed/exchanged)
New Opportunities II Fund
Shares held for less than 180 days(1)   2.0%
Shares held for 180 days or more        None

1The fee withheld from redemption proceeds is retained by the fund. Excludes shares purchased through reinvested dividends or capital gains.

Annual Operating Expenses (expenses that are deducted from fund assets)

                         Management       Distribution and      Other        Total Annual Fund
                         Fee              Service (12b-1) Fees  Expenses(1)  Operating Expenses
New Opportunities II     x%               None                  0.00%        x%

1Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

CALLOUT
A redemption is the sale of all or a portion of the shares in an account, including as a part of an exchange to another American Century account.




Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year            3 years
New Opportunities II                        $x                $x

Callout
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.







Objectives, Strategies and Risks


New Opportunities II



What is the fund's investment objective?

The fund seeks long-term capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of smaller-sized companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes situations where a company's growth rate, although still negative, is less negative than prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible for the fund to lose more money than it invested. A complete description of the derivatives policy is included in the Statement of Additional Information.

In order to better control the size of the companies in which the fund invests, the investment advisor has determined that it will close the fund when it reaches $500 million in assets. After that time, no new investments will be accepted.

Callout
Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?
New Opportunities II will usually purchase common stocks of U.S. and foreign companies that are small at the time of purchase, but it can purchase other types of securities as well. When determining whether a company is small-sized, the fund managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company. The fund also may invest in domestic and foreign preferred stocks, convertible debt securities, equity equivalent securities, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.


What are the principal risks of investing in the fund?
The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

Because New Opportunities II generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile, and subject to greater short-term risk, than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

As with all funds, at any given time your shares may be worth more or less than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets primarily in U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

As a result of its investment strategy, the fund is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Callout
Market capitalization is the value of a company as determined by multiplying the number of shares of its stock outstanding by its current market price per share. American Century uses the current Lipper Market Capitalization Boundaries when determining the market capitalization ranges for the funds. These boundaries are updated several times a year to reflect changes in stock valuations.







Management




Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor
The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Institutional Class shares of the funds. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly. Small Company Growth will pay the advisor a unified management fee of x% of the average net assets of the Institutional Class of the fund.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team
The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team are identified below.


Christopher K. Boyd
Mr. Boyd, Vice President and Senior Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997 he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.


John D. Seitzer
Mr. Seitzer, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.


Tom Telford
Mr. Telford, Portfolio Manager, has been a member of the team that manages New Opportunities II since its inception. He was promoted to Portfolio Manager in February 2000. He joined American Century in July 1996 as an Investment Analyst. Before joining American Century, he attended the Wharton School of Business, University of Pennsylvania, from August 1994 to May 1996, where he obtained his MBA. He also has a bachelor of business administration from Southern Methodist University. He is a Chartered Financial Analyst and a Certified Public Accountant.

Callout
Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


Fundamental Investment Policies
Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.








Investing with American Century


Eligibility for Institutional Class Shares
The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts
The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of Shares in Low-Balance Accounts
If your redemption activity causes your account balance to fall below the $10,000 minimum investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Services Automatically Available to You
Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.


Conducting Business in Writing
If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Your Guide to Services and Policies
When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.


Ways to Manage Your Account
---------------------------------- ---------------------------------------------- -----------------------------------------------
By telephone                       Open an account                                Make additional investments
Service Representative             If you are a current investor, you can open    Call if you have authorized us to invest from
1-800-345-3533                     an account by exchanging shares from another   your bank account.
                                   American Century account.
                                                                                  Sell shares
                                   Exchange shares                                Call a Service Representative.
                                   Call or use our Automated Information Line
                                   if you have authorized us to accept
                                   telephone instructions.
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419385                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6385         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-4655                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service
                                                                                  Representative to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
Automatically                      Open an account                                Make additional investments
                                   Not available.                                 With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                   Exchange shares                                must invest at least $600 per year per
                                   Send written instructions to set up an         account.
                                   automatic exchange of your shares from one
                                   American Century account to another.           Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.
---------------------------------- ---------------------------------------------- -----------------------------------------------
By wire                            Open an account                                Make additional investments
                                   Call to set up your account or mail a          Follow the wire instructions.
                                   completed application to the address
                                   provided in the "By mail" section. Give your   Sell shares
                                   bank the following information to wire money.  You can receive redemption proceeds by wire
                                   Our bank information                           or electronic transfer.
*    Please remember, if you                Commerce Bank N.A.
     request redemptions by                 Routing No. 101000019
     wire, $10 will be deducted             Account No. Please call for the
     from the amount redeemed.     appropriate account number
     Your bank also may charge a   The fund name                                  Exchange shares
     fee.                          Your American Century account number*          Not available.
                                   Your name
                                   The contribution year (for IRAs only)
                                   *For additional investments only
---------------------------------- ---------------------------------------------- -----------------------------------------------




Modifying or Canceling an Investment
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices
We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.


Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Investing through Financial Intermediaries
If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.








Share Price and Distributions


Share Price
American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.


Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUT
A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.






Taxes


The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.


Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.


Taxable Accounts
If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.


Taxability of Distributions
Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


  Type of Distribution                      Tax Rate for 15% Bracket       Tax Rate for 28% Bracket or Above
  Short-term capital gains                  Ordinary income rate           Ordinary income rate
  Long-term capital gains (1-5 years)       10%                            20%
  Long-term capital gains (>5 years         8%                             20%(1)

1 The reduced rate for these gains will not begin until 2006, because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.



Taxes on Transactions
Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and pay 31% of dividends, capital gains distributions and redemption proceeds to the IRS.

CALLOUT
Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.









Multiple Class Information
American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

|X| 1-800-345-2021 for Investor Class shares
|X| 1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.







More information about the fund is contained in these documents

Annual and Semiannual Reports Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-0816


                          American Century Investments
                                 P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575


0103
SH-PRS-xxxxx

Statement of Additional Information

Growth Fund
Ultra(R)Fund
Select Fund
Vista Fund
Heritage Fund
Balanced Fund
Tax-Managed Value Fund
Giftrust(R)Fund
New Opportunities Fund
New Opportunities II Fund
Limited-Term Bond Fund
Intermediate-Term Bond Fund
Bond Fund
High-Yield Fund
Veedot(sm) Fund


American Century Mutual Funds, Inc.
FEBRUARY 14, 2001

   This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated February 14, 2001, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current prospectus. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

   This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.



American Century Investment Services, Inc., Distributor


                       STATEMENT OF ADDITIONAL INFORMATION
                                February 14, 2001

TABLE OF CONTENTS
The Funds' History ................................................  2
Fund Investment Guidelines ........................................  2
          Growth, Ultra, Select, Vista, Heritage, Giftrust,
            New Opportunities and New Opportunities II ............  2
          Balanced ................................................  3
          Tax-Managed Value .......................................  3
          Limited-Term Bond, Intermediate-Term Bond and Bond ......  3
          Veedot ..................................................  3
Fund Investments and Risks ........................................  7
          Investment Strategies and Risks .........................  7
          Investment Policies ..................................... 17
          Portfolio Turnover ...................................... 18
Management ........................................................ 19
          The Board of Directors .................................. 19
          Officers ................................................ 21
The Funds' Principal Shareholders ................................. 23
Service Providers ................................................. 24
          Investment Advisor ...................................... 24
          Transfer Agent and Administrator ........................ 25
          Distributor ............................................. 25
Other Service Providers ........................................... 25
Custodian Banks
Independent Auditors
Brokerage Allocation .............................................. 27
          Growth, Ultra, Select, Vista, Heritage,Tax-Managed Value,
          Giftrust and the Equity Portion of Balanced ............. 27
          Limited-Term Bond, Intermediate-Term Bond, Bond,
          High-Yield and the Fixed-Income Portion of Balanced ..... 27
Information about Fund Shares ..................................... 28
          Multiple Class Structure ................................ 28
          Buying and Selling Fund Shares .......................... 30
          Valuation of a Fund's Securities ........................ 30
Taxes ............................................................. 31
How Fund Performance Information Is Calculated .................... 32
          Performance Comparisons ................................. xx
          Permissible Advertising Information ..................... xx
          Multiple Class Performance Advertising .................. xx
Financial Statements .............................................. 36
Explanation of Fixed-Income Securities Ratings .................... 37


THE FUNDS' HISTORY
   American Century Mutual Funds, Inc. is a registered open-end management investment company that was organized in 1957 as a Delaware corporation under the name Twentieth Century Investors, Inc. On June 2, 1990, the company reorganized as a Maryland corporation, and in January 1997 it changed its name to American Century Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century Mutual Funds, Inc. as the corporation.

   Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

FUND INVESTMENT GUIDELINES

   This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.
   Each fund, other than Veedot, is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.
   Veedot does not hold itself out as diversified. The fund is nondiversified. Although Veedot's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.
   To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

   (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

   (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

GROWTH, ULTRA, SELECT, VISTA, HERITAGE, GIFTRUST, NEW OPPORTUNITIES, NEW OPPORTUNITIES II AND VEEDOT

   In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.
   Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and using other techniques, such as those reflected in Table 1 on page 6, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.
   So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks identified as attractive by the funds' investment methodology, regardless of the movement of stock prices, generally. However, should the funds' investment methodology fail to identify sufficient candidates, or for any other reason including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use S&P 500 Index futures as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios; so there is no greater market risk to the funds than if they purchase stocks. See Derivative Securities, page 10, Short-Term Securities, page 12 and Futures and Options, page 13.


                             Investor Class                Advisor Class         Institutional Class
                           Ticker       Inception     Ticker       Inception    Ticker       Inception
Fund                       Symbol       Date          Symbol       Date         Symbol       Date
Growth                     TWCGX        10/31/1958    TWRAX        06/04/1997   TWGIX        06/16/1997
Ultra                      TWCUX        11/02/1981    TWUAX        10/02/1996   TWUIX        11/14/1996
Select                     TWCIX        10/31/1958    TWCAX        08/08/1997   TWSIX        03/13/1997
Vista                      TWCVX        11/25/1983    TWVAX        10/02/1996   TWVIX        11/14/1996
Heritage                   TWHIX        11/10/1987    ATHAX        07/11/1997   ATHIX        06/16/1997
Balanced                   TWBIX        11/20/1988    TWBAX        01/06/1997   N/A          N/A
Tax-Managed Value          ACTIX        03/01/1999    N/A          N/A          N/A          N/A
Giftrust                   TWGTX        11/25/1983    N/A          N/A          N/A          N/A
New Opportunities          TWNOX        12/26/1996    N/A          N/A          N/A          N/A
New Opportunities II       N/A          N/A           N/A          N/A          N/A          N/A
Limited-Term Bond          ABLIX        03/01/1994    ABLAX        11/12/1997   N/A          N/A
Intermediate-Term Bond     TWITX        03/01/1994    TWTAX        08/14/1997   N/A          N/A
Bond                       TWLBX        03/02/1987    ABBAX        08/08/1997   N/A          N/A
High-Yield                 ABHIX        09/30/1997    N/A          N/A          N/A          N/A
Veedot                     ABVIX        11/30/1999    N/A          N/A          N/A          N/A

BALANCED

   In general, within the restrictions outlined here and in Balanced's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in "Fund Investment Guidelines". The fund managers also may purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities. See Table 1, page 6.

   The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions the weighted average maturity for the fixed-income portion of the fund will be in the 3-10 year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, on page 42.

TAX-MANAGED VALUE

   The fund managers will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund manager will usually purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, notes, bonds and other debt securities. See Table 1.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND AND BOND

   To achieve their objectives, these funds may invest in diversified portfolios of high- and medium-grade debt securities payable in U.S. currency. Under normal market conditions, each fund will maintain at least 65% of the value of its total assets in investment-grade bonds and other debt instruments. Under normal market conditions, each of the funds may invest up to 35% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term securities.

   The funds may invest in securities that at the time of purchase are rated by a nationally recognized statistical rating organization or, if not rated, are of equivalent investment quality as determined by the advisor, as follows: short-term notes within the two highest categories, e.g., at least MIG-2 by Moody's Investor Services (Moody's) or SP-2 by Standard and Poor's Corporation (S&P); corporate, sovereign government, and municipal bonds within the four highest categories (for example, at least Baa by Moody's or BBB by S&P); securities of the U.S. government and its agencies and instrumentalities (described below); other types of securities rated at least P-2 by Moody's or A-2 by S&P.

   The managers will actively manage the portfolios, adjusting the weighted average portfolio maturities as necessary in response to expected changes in interest rates. During periods of rising interest rates, the weighted average maturity of a fund may be moved to the shorter end of its maturity range in order to reduce the effect of bond price declines on that fund's net asset value. When interest rates are falling and bond prices are rising, the weighted average portfolio maturity may be moved toward the longer end of its maturity range.

   The government securities in which the funds may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

   Mortgage-related securities in which the funds may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

   The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.

   For the purpose of determining the weighted average portfolio maturity of the funds, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities. See Basics of Fixed-Income Investing, in the funds' Prospectus.

   As noted, each fund may invest up to 35% of its assets, and for temporary defensive purposes as determined by the managers, up to 100% of its assets in short-term securities. See Short-Term Securities, page 10. These investments must meet the rating standards for the funds. To the extent a fund assumes a defensive position, the weighted average maturity of its portfolio may not fall within the ranges stated for the fund. The funds may buy and sell interest rate futures contracts relating to debt securities and bond indexes and may write and buy put and call options relating to interest rate futures contracts for the purpose of achieving their investment objectives. See Futures and Options, page 13.

HIGH-YIELD
   The fund invests primarily in lower-rated, higher- yielding corporate bonds, debentures and notes, which are subject to greater credit risk and consequently offer higher yield. The fund also may purchase
   o  government securities
   o  zero-coupon, step-coupon and pay-in-kind securities
   o  convertible securities
   o  loan interests
   o  common stock or other equity-related securities
      (limited to 20% of fund assets)
   o  short-term securities

Up to 40% of the fund's assets may be invested in foreign securities. The fund also may purchase and sell interest rate futures contracts and related options. See Futures and Options, page 13.
   The securities purchased by the fund generally will be rated in the lower rating categories of recognized rating agencies, as low as Caa by Moody's or D by S&P, or in unrated securities that the managers deem of comparable quality. The fund may hold securities with higher ratings when the yield differential between low-rated and higher-rated securities narrows and the risk of loss may be reduced substantially with only a relatively small reduction in yield.
   Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing. In the event of a default, the fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.
   The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for lower quality securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the managers may elect to treat such securities as unrated debt.
   The fund will not purchase securities rated lower than B by both Moody's and S&P unless, immediately after such purchase, no more than 10% of its total assets are invested in such securities.

Table 1
                                                             Limited-
                                                             Term Bond,
                                   Growth                    Intermediate-  New Opportunities II               Tax-
                                   Ultra   Vista     High    Term Bond,     New                                Managed
                                   Select  Heritage  Yield   Bond           Opportunities   Giftrust Balanced  Value       Veedot
Foreign Securities                 X       X         40%     X              X               X        X         X           X
 Convertible Debt Securities       X       X         X                      X               X        X         X           X
Short Sales                        X       X         X                      X               X        X         X           X
 Portfolio Lending                 331/3%  331/3%    331/3%  331/3%         331/3%          331/3%   331/3%    331/3%      331/3%
 Derivative Securities             X       X         X       X              X               X        X         X           X
 Investments in Companies with
   Limited Operating Histories     5%      10%       15%     5%             10%             10%      5%        X           10%
 Other Investment Companies        10%     10%       10%     10%            10%             10%      10%       10%         10%
 Repurchase Agreement              X       X         X       X              X               X        X         X           X
 When-Issued and Forward
 Commitment Agreements             X       X         X       X              X               X        X         X           X
 Illiquid Securities               15%     15%       15%     15%            15%             15%      15%       15%         15%
 Restricted Securities             X       X         X       X              X               X        X         X           X
 Short-Term Securities             X       X         X       35%            X               X        X         X           X
 Futures & Options                 X       X         X       X              X               X        X         X           X
 Forward Currency
    Exchange Contracts             X       X         X       X              X               X        X         X           X
 Fixed Income Securities
   Municipal Notes                                   X       X                                       x         X
   Municipal Bonds                                   X       X                                       x         X
   Variable- and Floating-Rate
   Obligations                                       X       X                                       x         X
   Obligations with Term
    Puts Attached                                    X       X                                       x         X
   Tender Option Bonds                               X       X                                       x         X
  Zero-Coupon                                        X
  Inverse Floaters                                   X       X                                       x         X
  Loan Interests                                     X




FUND INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND RISKS
   This section describes investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle, consult Table 1, page 6.

Foreign Securities

   Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
   An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for High-Yield. High-Yield may invest up to 40% of its assets in foreign securities.
   Investments in foreign securities may present certain risks, including:

   Currency Risk
   The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.
   Political and Economic Risk
   The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
   Regulatory Risk
   Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the sources, which would reduce dividend income payable to shareholders.
   Market and Trading Risk
   Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
   Clearance and Settlement Risk
   Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.
   Ownership Risk
   Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Convertible Debt Securities
   A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed- income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.
   Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
   Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

   A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.
   In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.
   A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending
   In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except

o through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

   To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).
   Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
   There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
   No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.
   The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
   There are risks associated with derivative investments, including:
   o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
   o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
   o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
   o  the risk that the counterparty will fail to perform its obligations.
   The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investment in Companies with Limited Operating Histories
   The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
   Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements
   Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
   A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.
   Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
   The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.
   Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements
   The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later, but not more than 120 days later).
   For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
   When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
   In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities
   The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.
   With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
   Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities
   In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.
   Examples of those securities include:
   o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
   o Commercial Paper o Certificates of Deposit and Euro Dollar Certificates of Deposit
   o Bankers' Acceptances
   o Short-term notes, bonds, debentures or other debt instruments
   o Repurchase agreements

   Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies
   Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to
(a) 3% of the total voting stock of any one investment company;
(b) 5% of the fund's total assets with respect to any one investment company;
    and
(c) 10% of a fund's total assets in the aggregate.

   Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options
   Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:
   o protect against a decline in market value of the fund's securities (taking a short futures position), or
   o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or
   o provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.
   Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.
   Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
   For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
   Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
   Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does do not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions
   Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.
   A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
   A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.
   Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures
   By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
   Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options
   Each fund may enter into futures contracts, options or options on futures contracts.
   Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts
   Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contacts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, page 10.
   The funds expect to use forward contracts under two circumstances:
   (1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
   (2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.
   In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.
   Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.
   The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.
   At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
   It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Municipal Notes
   Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
   Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.
   Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
   Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Municipal Bonds
   Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
   General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
   Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt-service reserve fund.
   Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations
   Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached
   Fixed-rate bonds subject to third-party puts and participation interests in such bonds held by a bank in trust or otherwise have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
   The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.
   To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service
(IRS).
   Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.
   There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

Tender Option Bonds
   Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.
   TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.
   There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.
   The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities
   Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid certain excise tax, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

Inverse Floaters
   An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
   Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
   In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:
   (i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.
   (ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.
   Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
   Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
   Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
   The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Loan Interests
   Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

INVESTMENT POLICIES
   Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.
   Fundamental Investment Policies
   The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

--------------------------------------------------------------------------------
Subject                    Policy
--------------------------------------------------------------------------------
Senior Securities          A fund may not issue senior securities, except as
                           permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                  A fund may not borrow money, except for temporary or
                           emergency purposes (not for leveraging or investment)
                           in an amount not exceeding 33-1/3% of the fund's
                           total assets.
--------------------------------------------------------------------------------
Lending                    A fund may not lend any security or make any other
                           loan if, as a result, more than 33-1/3% of the fund's
                           total assets would be lent to other parties, except
                           (i) through the purchase of debt securities in
                           accordance with its investment objective, policies
                           and limitations or (ii) by engaging in repurchase
                           agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate                A fund may not purchase or sell real estate
                           unless acquired as a result of ownership of
                           securities or other instruments. This policy shall
                           not prevent a fund from investing in securities or
                           other instruments backed by real estate or securities
                           of companies that deal in real estate or are engaged
                           in the real estate business.
--------------------------------------------------------------------------------
Concentration              A fund may not concentrate its investments in
                           securities of issuers in a particular industry (other
                           than securities issued or guaranteed by the U.S.
                           government or any of its agencies or
                           instrumentalities).
--------------------------------------------------------------------------------
Underwriting               A fund may not act as an underwriter of securities
                           issued by others, except to the extent that the fund
                           may be considered an underwriter within the meaning
                           of the Securities Act of 1933 in the disposition of
                           restricted securities.
--------------------------------------------------------------------------------
Commodities                A fund may not purchase or sell physical commodities
                           unless acquired as a result of ownership of
                           securities or other instruments, provided that this
                           limitation shall not prohibit the fund from
                           purchasing or selling options and futures contracts
                           or from investing in securities or other instruments
                           backed by physical commodities.
--------------------------------------------------------------------------------
Control                    A fund may not invest for purposes of exercising
                           control over management.
--------------------------------------------------------------------------------

   For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
   For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.


Nonfundamental Investment Policies
   In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

--------------------------------------------------------------------------------
Subject                  Policy
--------------------------------------------------------------------------------
Leveraging               A fund may not purchase additional investment
                         securities at any time during which outstanding
                         borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity                A fund may not purchase any security or enter into a
                         repurchase agreement if, as a result, more than 15% of
                         its net assets would be invested in illiquid
                         securities. Illiquid securities include repurchase
                         agreements not entitling the holder to payment of
                         principal and interest within seven days, and
                         securities that are illiquid by virtue of legal or
                         contractual restrictions on resale or the absence of a
                         readily available market.
--------------------------------------------------------------------------------
Short Sales              A fund may not sell securities short, unless it
                         owns or has the right to obtain securities equivalent
                         in kind and amount to the securities sold short, and
                         provided that transactions in futures contracts and
                         options are not deemed to constitute selling securities
                         short.
--------------------------------------------------------------------------------
Margin                   A fund may not purchase securities on margin, except to
                         obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

--------------------------------------------------------------------------------
Futures and Options      A fund may enter into futures contracts
                         and write and buy put and call options relating to
                         futures contracts. A fund may not, however, enter
                         into leveraged futures transactions if it would be
                         possible for the fund to lose more money than it
                         invested.
--------------------------------------------------------------------------------
Issuers with             A fund may invest up to 10% of its assets in the
Limited Operating        securities of issuers with limited operating histories.
Histories                An issuer is considered to have a limited operating
                         history if that issuer has a record of less than three
                         years of continuous operation. Periods of capital
                         formation, incubation, consolidations, and research
                         and development may be considered indetermining whether
                         a particular issuer has a record of three years of
                         continuous operation.
--------------------------------------------------------------------------------

   The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER
   The portfolio turnover rates of the funds are shown in the Financial Highlights table in the Prospectuses.

Tax-Managed Value Fund
   The fund managers of Tax-Managed Value seek to minimize realized capital gains by keeping portfolio turnover low and generally holding its investments for long periods. Because a higher turnover rate may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against the tax impact such investing would have on the fund's shareholders. However, the fund managers may sell securities to realize losses that can be used to offset realized capital gains. They will take such actions when they believe the tax benefits from realizing losses offset the near-term investment potential of that security.

Other Funds
   With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial.
   The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
   When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.
   Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.
   Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

The Board of Directors

   The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.
   The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below (except James E. Stowers III) serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor. James E. Stowers III serves as a director of 13 other registered investment companies in the American Century family of funds



Name (Age)                          Position(s) Held With Fund         Principal Occupation(s) during Past five Years
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.* (77)         Director,                          Chairman, Director and controlling shareholder, ACC,
4500 Main Street                    Chairman of the Board              Chairman, ACIM, ACSC and seven other ACC
Kansas City, MO 64111                                                  subsidiaries
                                                                       Director, ACIM, ACSC and 11 other ACC subsidiaries(1)
------------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)          Director                           Co-Chairman and Director, ACC
4500 Main Street                                                       Chief Executive Officer, ACIM, ACSC and seven other
Kansas City, MO 64111                                                  ACC subsidiaries
                                                                       Director, ACIM, ACSC and 13 other ACC subsidiaries(2)
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (60)                Director                           Area Vice President, Plains States Development, Applied
4500 Main Street                                                       Industrial Technologies, Inc., a corporation engaged
Kansas City, MO 64111                                                  in the sale of bearings and power transmission products
------------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (68)        Director                           Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (56)          Director                           Senior Vice President and Associate Director,
Midwest 4500 Main Street                                               Research Institute
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (66)                Director                           Retired, formerly Chairman, Public Service Company
4500 Main Street                                                       of Colorado; Director, RMI.NET Inc., Hathaway
Kansas City, MO 64111                                                  Corporation, and J.D. Edwards & Company
------------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (63)                Director,                          Chairman and Director, Butler Manufacturing
4500 Main Street                    Vice Chairman of the Board         Company
Kansas City, MO 64111                                                  Director, Atlas-Copco North America Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gale E. Sayers (57)                 Director                           President, Chief Executive Officer and Founder,
4500 Main Street                                                       Sayers Computer Source
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (55)         Director                           Senior Vice President, Long Distance Finance,
4500 Main Street                                                       Sprint Corporation; Director, DST Systems, Inc.
Kansas City, MO 64111
------------------------------------------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III
(2)Son of James E. Stowers, Jr.


Committees
   The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee             Members                         Function of Committee
------------------------------------------------------------------------------------------------------------------------------------
Executive             James E. Stowers, Jr.           The Executive Committee performs the functions of the Board of
                      James E. Stowers III            Directors between Board meetings, subject to the limitations on its
                      Donald H. Pratt                 power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
------------------------------------------------------------------------------------------------------------------------------------
Compliance            Thomas A. Brown                 The Compliance Committee reviews the results of the funds'
and                   Donald H. Pratt                 compliance testing program, reviews quarterly reports from the
Communications        Gale E. Sayers                  advisor to the Board regarding various compliance
                      Andrea C. Hall, Ph.D            matters and monitors the implementation of the funds' Code of
                                                      Ethics, including any violations.
------------------------------------------------------------------------------------------------------------------------------------
Audit                 Jeanine Strandjord              The Audit Committee recommends the engagement of the funds'
                      Robert W. Doering, M.D.         independent auditors and oversees its activities. The Committee
                      D.D. (Del) Hock                 receives reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also
                                                      receives reporting about compliance matters affecting the funds.
------------------------------------------------------------------------------------------------------------------------------------
Nominating            Donald H. Pratt                 The Nominating Committee primarily considers and recommends
                      D.D. (Del) Hock                 individuals for nomination as directors. The names of potential
                      Andrea C. Hall, PhD             director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                                      shareholders. This committee also reviews and makes
                                                      recommendations to the Board with respect to the composition of
                                                      Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
------------------------------------------------------------------------------------------------------------------------------------

Compensation of Directors
   The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.
   The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by the Board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended October 31, 2000
--------------------------------------------------------------------------------
                             Total               Total Compensation
                             Compensation        from the
                             from the            American Century
Name of Director             Funds (1)           Family of Funds(2)
Thomas A. Brown              $x                  $x
Robert W. Doering, M.D.      x                   x
Andrea C. Hall, Ph.D.        x                   x
D.D. (Del) Hock              x                   x
Donald H. Pratt              x                   x
Gale E. Sayers  (3)          0                   0
Lloyd T. Silver, Jr. (4)     x                   x
M. Jeannine Strandjord       x                   x
--------------------------------------------------------------------------------

1 Includes compensation paid to the directors during the fiscal year ended October 31, 1999, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $x; Dr. Hall, $x; Mr. Hock, $x; Mr. Pratt, $x; Mr. Silver, $x and Ms. Strandjord, $x.

2 Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

3  Mr. Sayers joined the board on November 18, 2000.

4  Mr. Silver retired from the board on March 4, 2000.

   The funds have adopted the Amended and Restated American Century Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.
   All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.
   No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.
   The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
   No deferred fees were paid to any director under the plan during the fiscal year ended October 31, 2000.

Officers
   Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 13 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with the funds, ACC or ACC's subsidiaries (including ACIM, ACSC and ACIS).

------------------------------------- ----------------------------------- ----------------------------------------------------------
Name (Age)                            Positions Held with                 Principal Occupation(s)
Address                               the Funds                           During Past Five Years
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
William M. Lyons (45)                 President                           Chief Executive Officer, ACC (September 2000 to present)
4500 Main St.                                                             President, ACC (June 1997 to present)
Kansas City, MO 64111                                                     Chief Operating Officer, ACC (June 1995 to present)
                                                                          General Counsel, ACC, ACIM, ACIS, ACSC and other ACC
                                                                          subsidiaries (June 1989 to June 1998)
                                                                          Executive Vice President, ACC, (January 1995 to June 1997)
                                                                          Also serves as:  Executive Vice President and Chief
                                                                          Operating Officer, ACIM, ACIS, ACSC and other ACC
                                                                          subsidiaries, and
                                                                          Executive Vice President of other ACC subsidiaries
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Robert T. Jackson (55)                Executive Vice President and        Chief Administrative Officer and Chief Financial Officer,
4500 Main St.                         Chief Financial Officer             ACC (August 1997 to present)
Kansas City, MO 64111                                                     President, ACSC (January 1999 to present)
                                                                          Executive Vice President, ACC (May 1995 to present)
                                                                          Also serves as: Executive Vice President, ACIM, ACIS and
                                                                          other ACC subsidiaries, and Treasurer of ACC and other ACC subsidiaries
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Maryanne Roepke, CPA (45)             Senior Vice President, Treasurer    Senior Vice President and Assistant Treasurer, ACSC
4500 Main St.                         and Chief Accounting Officer
Kansas City, MO 64111
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
David C. Tucker (42)                  Senior Vice President and General   Senior Vice President, ACIM, ACIS, ACSC and other ACC
4500 Main St.                         Counsel                             subsidiaries (June 1998 to present)
Kansas City, MO 64111                                                     General Counsel, ACC, ACIM, ACIS, ACSC and other ACC
                                                                          subsidiaries (June 1998 to present)
                                                                          Consultant to mutual fund industry
                                                                          (May 1997 to April 1998)
                                                                          Vice President and General Counsel, Janus Companies (1990
                                                                          to 1997)
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Charles A. Etherington (43)           Vice President                      Vice President (October 1996 to present) and Associate
4500 Main St.                                                             General Counsel (December 1998 to present), ACSC
Kansas City, MO 64111                                                     Counsel to ACSC (February 1994 to December 1998)
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Charles C. S. Park (33)               Vice President                      Vice President (February 2000 to present) and Assistant
1665 Charleston Road                                                      General Counsel (January 1998 to present), ACSC
Mountain View, CA 04043                                                   Counsel to ACSC (October 1995 to January 1998)
                                                                          Attorney, Howard & Howard Attorneys, P.C.(June 1992 to
                                                                          October 1995)
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
David H. Reinmiller (37)              Vice President                      Vice President (February 2000 to present) and Assistant
4500 Main Street                                                          General Counsel (August 1996 to present), ACSC
Kansas City, MO 64111                                                     Counsel to ACSC (January 1994 to August 1996)
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Paul Carrigan Jr. (51)                Secretary                           Secretary, ACC (February 1998 to present)
4500 Main St.                                                             Director of Legal Operations, ACSC (February 1996 to
Kansas City, MO 64111                                                     present)
                                                                          Board Communications Manager (April 1994 to January 1996)
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
C. Jean Wade (36)                     Controller                          Vice President and Controller, Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Robert Leach (34)                     Controller                          Vice President and Controller, Fund Accounting, ACSC
4500 Main St.
Kansas City, MO 64111
------------------------------------- ----------------------------------- ----------------------------------------------------------
------------------------------------- ----------------------------------- ----------------------------------------------------------
Jon Zindel (33)                       Tax Officer                         Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                                          Vice President, ACIM, ACIS and other ACC subsidiaries
Kansas City, MO 64111                                                     (April 1999 to present)
                                                                          President, American Century Employee Benefit Services,
                                                                          Inc. (January 2000 to present)
                                                                          Treasurer, American Century Ventures, Inc. (December 1999
                                                                          to present)
                                                                          Tax Manager, Price Waterhouse LLP (1989 to 1996)
------------------------------------- ----------------------------------- ----------------------------------------------------------



Code of Ethics
The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.





 THE FUNDS' principal SHAREHOLDERS
   As of February 5, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of the fund:


Fund                     Shareholder                                    Percentage of Outstanding Shares Owned
----                     -----------                                    --------------------------------------
Growth
Investor                 State Street Bank and Trust Co. Trustee
                         Martin Marietta Profit Sharing Plan and Trust
                         Boston, Massachusetts                          x%

Advisor                  UMBSC & CO FBO Diamant Boart,
                         Kansas City, Missouri                          x%
                         UMB NA Trustee
                         Trendwest Resorts Inc 401K Plan and Trust
                         Kansas City, Missouri                          x%

Institutional            Charles Schwab & Co Inc.
                         San Francisco, California                      x%
                         North Carolina Engineering Foundation Inc.
                         Raleigh, North Carolina                        x%
                         American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                          x%

Growth                   American Century Services Corporation
Institutional            Stock Option Surrender Plan Trust
                         Kansas City, Missouri                          x%
                         American Century Money Purchase
                         Plan and Trust
                         Kansas City, Missouri                          x%

Select
Advisor                  Saxon & Co, FBO
                         Philadelphia, Pennsylvania                     x%
                         Principal Life Insurance Company
                         Des Moines, Iowa                               x%
                         United Missouri Bank Trustee
                         Carolina First Bancshares Profit Sharing Plan
                         Kansas City, Missouri                          x%

Institutional            The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star
                         Plan and Trust
                         New York, New York                             x%
                         UMB NA Trustee
                         Buckeye Pipe Line Services Company
                         Retirement and Savings Plan
                         Kansas City, Missouri                          x%

Heritage
Investor                 Bankers Trust Company Trustee
                         Kraft General Foods Inc. Master Savings
                         Plan and Trust
                         Jersey City, New Jersey                        x%
                         Bankers Trust Company Trustee
                         Philip Morris Deferred Profit Sharing
                         Plan and Trust
                         Jersey City, New Jersey                        x%

Advisor                  Saxon & Co, FBO
                         Philadelphia, Pennsylvania                     x%
                         North Carolina Trust Company TTEE
                         Greensboro Orthopedic Century Inc.
                         Employees Savings PL & PS Plan,
                         Greensboro, North Carolina                     x%

Institutional            American Century Profit Sharing and
                         401K Savings Plan and Trust
                         Kansas City, Missouri                          x%

Ultra
Investor                 Charles Schwab & Co Inc.
                         San Francisco, California                      x%

Advisor                  First Union National Bank Custodian for
                         Various Retirement Plans
                         Charlotte, North Carolina                      x%
                         Invesco Trust Co TTTEE, Magellan Health
                         Services Retirement Savings Plan
                         Concord, California                            x%
                         Principal Life Insurance Company
                         Des Moines, Iowa                               x%
                         American Chamber of Commerce Executives
                         Amended & Restated MPP Plan and Trust
                         Springfield, Missouri                          x%

Ultra
Institutional            The Chase Manhattan Bank NA Trustee
                         Robert Bosch Corporation New Star Plan and Trust
                         New York, New York                             x%
                         Deferred PS Plan of Morgan Guaranty Trust Co of
                         NY and Affiliated Companies for US Employees
                         New York, New York                             x%
                         American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                          x%
                         A G Investments Co
                         Wilmington, Delaware                           x%
                         Morgan Guaranty Trust Company of New York Trustee
                         Champion International Corporation Savings Plan
                         For Salaried Employees Plan Trust
                         New York, New York                             x%

Vista
Advisor                  DB Alex. Brown LLC, FBO
                         Baltimore, Maryland                            x%
                         American Chamber of Commerce Executives
                         Amended & Restated MPP Plan and Trust
                         Springfield, Missouri                          x%

Institutional            American Century Profit Sharing and 401K
                         Savings Plan and Trust
                         Kansas City, Missouri                          x%
                         American Century Services Corporation Stock
                         Option Surrender Plan Trust
                         Kansas City, Missouri                          x%
                         American Century Money Purchase Plan and Trust
                         Kansas City, Missouri                          x%

Bond
Investor                 Charles Schwab & Co Inc.
                         San Francisco, CA                              x%

Advisor                  UMBSC & CO, FBO Manufacturers Bank & Trust,
                         Kansas City, Missouri                          x%
                         HOCO
                         Kansas City, Missouri                          x%
                         Bauer & Co
                         New York, New York                             x%
                         Blush & Co 867795
                         New York, New York                             x%

Balanced
Advisor                  UMBSC & CO, FBO Fike Corp
                         Kansas City, Missouri                          x%
                         UMBSC & CO, FBO Bud Brown Chrysler
                         Kansas City, Missouri                          x%
                         Fulvest & Co
                         Lancaster, Pennsylvania                        x%

Limited Term Bond
Investor                 F. Woodrow Coleman III
                         Tampa, Florida                                 x%
                         American Century Investment Management Inc.
                         Portfolio Accounting Separate Account
                         Kansas City, Missouri                          x%

Advisor                  UMBSC & CO, FBO First American Bank Co
                         Kansas City, Missouri                          x%
                         Dai Ichi Kangyo Bank of California Trustee
                         FBO Plan Member Services
                         Los Angeles, California                        x%

Intermediate-Term Bond
Investor                 Charles Schwab & Co Inc
                         San Francisco, California                      x%
                         American Century Investment Management Inc.
                         Portfolio Accounting Separate Account
                         Kansas City, Missouri                          x%
                         The Chase Manhattan Bank NA Trustee
                         GZA GEO Environmental Inc. Restated 401K
                         Profit Sharing Plan and Trust
                         New York, New York                             x%

Advisor                  Donaldson Lufkin Jenrette Securities Corporation Inc.
                         Jersey City, New Jersey                        x%
                         United Missouri Bank Trustee
                         Carolina First Bancshares Profit Sharing Plan
                         Kansas City, Missouri                          x%

New Opportunities        None

High Yield               American Century Investment Management Inc.
                         Portfolio Accounting Separate Account
                         Kansas City, Missouri                          x%

Veedot                   None

Tax-Managed Value        None


   The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of February 5, 2001, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.



SERVICE PROVIDERS

   The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

   ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

   American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

   For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. Ultra, Balanced, Tax-Managed Value and Veedot have a stepped fee structure, as follows:

Fund                       Class            Percentage of Net Assets
--------------------------------------------------------------------------------

ULTRA                      Investor         1.00% of first $20 billion
                                            0.95% over $20 billion
                           -----------------------------------------------------
                           Institutional    0.80% of first $20 billion
                                            0.75% over $20 billion
                           -----------------------------------------------------
                           Advisor          0.75% of first $20 billion
                                            0.70% over $20 billion
                           -----------------------------------------------------
BALANCED                   Investor         0.90% of first $1 billion
                                            0.80% over $1 billion
                           -----------------------------------------------------
                           Institutional    0.70% of first $1 billion
                                            0.60% over $1 billion
                           -----------------------------------------------------
                           Advisor          0.65% of first $1 billion
                                            0.55% over $1 billion
                           -----------------------------------------------------
TAX-MANAGED VALUE          Investor         1.10% of first $500 million
                                            1.00% of next $500 million
                                            0.90% of over $1 billion
                           -----------------------------------------------------
                           Institutional    0.90% of first $500 million
                                            0.80% of next $500 million
                                            0.70% over $1 billion
                           -----------------------------------------------------
                           Advisor          0.85% of first $500 million
                                            0.75% of next $500 million
                                            0.65% over $1 billion
                           -----------------------------------------------------
VEEDOT                     Investor         1.50% of first $500 million
                                            1.45% of next $500 million
                                            1.40% of over $1 billion
                           -----------------------------------------------------
                           Institutional    1.30% of first $500 million
                                            1.25% of next $500 million
                                            1.20% over $1 billion
                           -----------------------------------------------------
                           Advisor          1.25% of first $500 million
                                            1.20% of next $500 million
                                            1.15% over $1 billion
                           -----------------------------------------------------

   The other funds do not have a stepped fee. Their management fee is described in their respective Prospectuses.
   On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate.
   The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).
   The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

   The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.
   The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
   The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
   Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
   The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.
   Unified management fees incurred by each fund by class for the fiscal periods ended October 31, 2000, 1999 and 1998, are indicated in the following tables. Unified Management Fees (Investor Class)

Fund                        2000              1999                  1998
--------------------------------------------------------------------------------
Growth                      $x                $75,334,938           $57,367,329
Ultra                       x                 323,012,542           246,426,714
Select                      x                 68,649,039            53,760,572
Vista                       x                 9,522,370             13,820,810
Heritage                    x                 9,817,953             12,484,448
Balanced                    x                 9,452,864             9,501,108
Tax-Managed Value           x                 276,382               N/A
Giftrust                    x                 9,559,715             9,584,768
New Opportunities           x                 4,174,987             3,605,875
New Opportunities II        N/A               N/A                   N/A
Veedot                      x                 N/A                   N/A
Limited-Term Bond           x                 130,779               129,239
Intermediate-Term Bond      x                 215,378               159,444
Bond                        x                 1,084,745             1,088,573
High-Yield                  x                 360,784               245,103
--------------------------------------------------------------------------------

Unified Management Fees (Advisor Class and Institutional Class)

                            Years Ended October 31,

Fund                     2000             1999          1998
---------------------------------------------------------------------
Growth
  Advisor                x                70,294        26,893
  Institutional          x                8,214         3,902
Ultra
  Advisor                x                1,351,217     502,147
  Institutional          x                423,827       72,042
Select
  Advisor                x                $37,600       $  11,281
  Institutional          x                137,485       106,461
Vista
  Advisor                x                41,307        41,497
  Institutional          x                1,048         27,834
Heritage
  Advisor                x                8,268         5,250
  Institutional          x                660           737
Balanced
  Advisor                x                67,602        48,200
Limited-Term Bond
  Advisor                x                5,538         2,289
Intermediate-Term Bond
  Advisor                x                21,941        13,376
Bond
  Advisor                x                10,937        7,793
---------------------------------------------------------------------

1 The inception dates for the Advisor Class of the funds are Growth, June 4, 1997; Select, August 8, 1997; Heritage, July 11, 1997; Balanced, January 6, 1997; Intermediate-Term Bond, August 14, 1997; and Bond, August 8, 1997.

2 The inception dates for the Institutional Class shares of the funds are Growth and Heritage, June 16, 1997; Select, March 13, 1997; and Ultra and Vista, November 14, 1996.

TRANSFER AGENT AND ADMINISTRATOR
   American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.
   From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor. DISTRIBUTOR
   The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
   The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means the distributor has no liability for unsold shares.



OTHER SERVICE PROVIDERS
CUSTODIAN BANKS
   Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.
INDEPENDENT AUDITORS
   Deloitte & Touche LLP is the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditors of the funds, Deloitte & Touche LLP provides services including
(1) audit of the annual financial statements for each fund,
(2) assistance and consultation in connection with SEC filings and
(3) review of the annual federal income tax return filed for each fund.




BROKERAGE ALLOCATION

GROWTH, ULTRA, SELECT, VISTA, HERITAGE,
TAX-MANAGED VALUE, GIFTRUST, NEW OPPORTUNITIES, New Opportunities II, VEEDOT AND THE EQUITY PORTION OF BALANCED
   Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.
   The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.
   In the years ended October 31, 2000, 1999 and 1998, the brokerage commissions of each fund were:



Fund                            2000                  1999                  1998
--------------------------------------------------------------------------------
Growth                             x             6,844,600            10,326,945
Ultra                              x            13,462,555            46,022,210
Select                             x           $10,047,034            12,083,920
Vista                              x             2,964,425             5,035,186
Heritage                           x             2,371,345             3,733,656
Balanced                           x             1,352,613             1,112,389
Tax-Managed Value                  x                32,592                   N/A
Giftrust                           x             1,495,040             1,848,117
New Opportunities                  x               513,503               420,737
New Opportunities II             N/A                   N/A                   N/A
Veedot                             x                   N/A                   N/A
--------------------------------------------------------------------------------
   The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
   The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

LIMITED-TERM BOND, INTERMEDIATE-TERM BOND,
BOND, HIGH-YIELD AND THE FIXED-INCOME PORTION OF BALANCED
   Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.
   The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and asked prices). During the fiscal years ended October 31, 1998, 1999, and 2000, the funds did not pay any brokerage commissions.



 INFORMATION ABOUT FUND SHARES
   Each of the 15 funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See "Multiple Class Structure," which follows. Additional funds and classes may be added without a shareholder vote.
   Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
   The assets belonging to each series or classes of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
   In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.
   Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE
   The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.
   The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1
   Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.
   In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.
   All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution and Shareholder Services Plan
   As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.
   Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.
   To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class pays the distributors a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended October 31, 2000, the aggregate amount of fees paid under the Plan were:
   Growth         $x
   Ultra          $x
   Select         $x
   Vista          $x
   Heritage       $x
   Balanced       $x
   Limited-Term Bond       $x
   Intermediate-Term Bond  $x
   Bond  $x

   Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for investors and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to investors and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

(k) paying service fees for the provision of personal, continuing services to the investors as contemplated by the Rules of Fair Practice of the NASD.

     Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended October 31, 2000, the amount of fees paid under the Plan for shareholder services were:

Growth $x
Ultra $x
Select $x
Vista $x
Heritage $x
Balanced $x
Limited-Term Bond $x
Intermediate-Term Bond     $x
Bond $x

   Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, distributor;

(d) the printing of prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f) receiving and answering correspondence from prospective investors, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m) the payment of service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended October 31, 2000, the amount of fees paid under the Plan for distribution services were:
Growth $x
Ultra $x
Select $x
Vista $x
Heritage $x
Balanced $x
Limited-Term Bond $x
Intermediate-Term Bond $x
Bond $x

BUYING AND SELLING FUND SHARES
   Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES
   Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.
   Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.
   The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
   Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.
   Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
   Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.
   The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.
   Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
   Trading of these securities in foreign markets may not take place on every exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.


 TAXES
Federal Income Tax
   Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions of the funds in the manner they were realized by the funds.
   If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from domestic corporations may qualify for the 70% dividends-received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held longer than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains to you with respect to such shares.
   Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.
   If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.
   If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.
   If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.
   Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes
   Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED
   The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.
   All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

EQUITY FUNDS
   Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.
   Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.
   The tables on page xx set forth the average annual total return for the various classes of the equity funds and the equity portion of Balanced for the one-, five- and 10-year periods (or the period since inception) ended October 31, 2000, the last day of the funds' fiscal year.
   In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.
   As a new fund, performance information for New Opportunities II is not available as of the date of this Statement of Additional Information.

Average Annual Total Returns - Investor Class
-------------------------------------------------------------------------------------------------------------------
Fund                   1 year          5 years           10 years         From Inception   Inception Date
-------------------------------------------------------------------------------------------------------------------

Growth                  x%             x%                 x%                 x%               June 30, 1971(1)
Ultra                   x%             x%                 x%                 x%               November 2, 1981
Select                  x%             x%                 x%                 x%               June 30, 1971(1)
Vista                   x%             x%                 x%                 x%               November 25, 1983
Heritage                x%             x%                 x%                 x%               November 10, 1987
Balanced                x%             x%                 x%                 x%               October 20, 1988
Giftrust                x%             x%                 x%                 x%               November 25, 1983
New Opportunities       x%             N/A               N/A                 x                December 26, 1996
Tax-Managed Value        x             N/A               N/A                 x                March 31, 1999
Veedot                   x             N/A               N/A                 N/A              November 30, 1999

     1 Commenced operations on June 30, 1971. Although the fund's actual inception date was October 31, 1958, this inception date corresponds with the management company's implementation of its current investment philosophy and practices.


   Average Annual Total Returns - Advisor Class
-------------------------------------------------------------------------

Fund              1 year       From Inception       Inception Date
-------------------------------------------------------------------------
Growth                   x%         x%              June 4, 1997
Ultra                    x%         x%              October 2, 1996
Select                   x%         x%              August 8, 1997
Vista                    x%         x%              October 2, 1996
Heritage                 x%         x%              July 11, 1997
Balanced                 x%         x%              January 6, 1997
Tax-Managed Value        N/A        N/A             N/A
Veedot                   N/A        N/A             N/A

-------------------------------------------------------------------------

   Average Annual Total Returns - Institutional Class
-------------------------------------------------------------------------

Fund                  1 year        From Inception   Inception Date
-------------------------------------------------------------------------
Growth(1)             x%            x%               June 16, 1997
Ultra(2)              x%            x%               November 14, 1996
Select(3)             x%            x%               March 13, 1997
Vista(4)              x%            x%               November 14, 1996
Heritage(5)           x%            x%               June 16, 1997
Tax-Managed Value     N/A           N/A              N/A
Veedot                N/A           N/A              N/A

-------------------------------------------------------------------------

FIXED INCOME FUNDS AND BALANCED
   Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.
   The following table sets forth yield quotations for the various classes of the fixed-income funds and Balanced for the 30-day period ended October 31, 2000, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.
---------------------------------------------------------------------------

Fund                           Investor Class          Advisor Class
---------------------------------------------------------------------------
Limited-Term Bond              x%                      x%
Intermediate-Term Bond   x%    x%
Bond                           x%                      x%
Balanced                       x%                      x%
High-Yield                     x%                      N/A

---------------------------------------------------------------------------

   The fixed-income funds may also elect to advertise cumulative total return and average annual total return, computed as described above.
   The following table shows the cumulative total return and the average annual total return of the Investor Class of the fixed income funds since their respective dates of inception (as noted) through October 31, 2000.

--------------------------------------------------------------------------------
                             Cumulative
                             Total Return   Average
                             Since          Annual           Date of
Fund                         Inception      Total Return     Inception
--------------------------------------------------------------------------------
Limited-Term Bond            x%             x%               March 1, 1994
Intermediate-TermBond        x%             x%               March 1, 1994
Bond                         x%             x%               March 3, 1987
Balanced                     x%             x%               October 20, 1988
High-Yield                   x%             x%               September 30, 1997

--------------------------------------------------------------------------------
Performance Comparisons
   The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

Permissible Advertising Information
   From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4) descriptions of past or anticipated portfolio holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds;

(7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;

(8) discussions of fund rankings or ratings by recognized rating organizations; and

(9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising
   Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS
   The financial statements of the funds (other than Veedot) are included in the Annual Reports to shareholders for the fiscal year or period ended October 31, 1999. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS
   As described in the Prospectuses, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.

Bond Ratings

S&P              Moody's           Description
--------------------------------------------------------------------------------
AAA              Aaa               These are the highest ratings assigned by S&P
                                   and Moody's to a debt obligation. They
                                   indicate an extremely strong capacity to pay
                                   interest and repay principal.
--------------------------------------------------------------------------------
AA               Aa                Debt rated in this category is considered to
                                   have a very strong capacity to pay interest
                                   and repay principal and differs from AAA/Aaa
                                   issues only in a small degree.
--------------------------------------------------------------------------------
A                A                 Debt rated A has a strong capacity to pay
                                   interest and repay principal, although it is
                                   somewhat more susceptible to the adverse
                                   effects of changes in circumstances and
                                   economic conditions than debt in higher-rated
                                   categories.
--------------------------------------------------------------------------------
BBB              Baa               Debt rated BBB/Baa is regarded as having an
                                   adequate capacity to pay interest and repay
                                   principal. Whereas it normally exhibits
                                   adequate protection parameters, adverse
                                   economic conditions or changing circumstances
                                   are more likely to lead to a weakened
                                   capacity to pay interest and repay principal
                                   for debt in this category than in
                                   higher-rated categories.
--------------------------------------------------------------------------------
BB               Ba                Debt rated BB/Ba has less near-term
                                   vulnerability to default than other
                                   speculative issues. However, it faces major
                                   ongoing uncertainties or exposure to adverse
                                   business, financial or economic conditions
                                   that could lead to inadequate capacity to
                                   meet timely interest and principal payments.
                                   The BB rating category also is used for debt
                                   subordinated to senior debt that is assigned
                                   an actual or implied BBB- rating.
--------------------------------------------------------------------------------
B                B                 Debt rated B has a greater vulnerability to
                                   default but currently has the capacity to
                                   meet interest payments and principal
                                   repayments. Adverse business, financial or
                                   economic conditions will likely impair
                                   capacity or willingness to pay interest and
                                   repay principal. The B rating category is
                                   also used for debt subordinated to senior
                                   debt that is assigned an actual or implied
                                   BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC              Caa               Debt rated CCC/Caa has a currently
                                   identifiable vulnerability to default and is
                                   dependent upon favorable business, financial
                                   and economic conditions to meet timely
                                   payment of interest and repayment of
                                   principal. In the event of adverse business,
                                   financial or economic conditions, it is not
                                   likely to have the capacity to pay interest
                                   and repay principal. The CCC/Caa rating
                                   category is also used for debt subordinated
                                   to senior debt that is assigned an actual or
                                   implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC               Ca                The rating CC/Ca typically is applied to debt
                                   subordinated to senior debt that is assigned
                                   an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------
C                C                 The rating C typically is applied to debt
                                   subordinated to senior debt, which is
                                   assigned an actual or implied CCC-/Caa3 debt
                                   rating. The C rating may be used to cover a
                                   situation where a bankruptcy petition has
                                   been filed, but debt service payments are
                                   continued.
--------------------------------------------------------------------------------
CI               -                 The rating CI is reserved for income bonds on
                                   which no interest is being paid.
--------------------------------------------------------------------------------
D                D                 Debt rated D is in payment default. The D
                                   rating category is used when interest
                                   payments or principal payments are not made
                                   on the date due even if the applicable grace
                                   period has not expired, unless S&P believes
                                   that such payments will be made during such
                                   grace period. The D rating also will be used
                                   upon the filing of a bankruptcy petition if
                                   debt service payments are jeopardized.
--------------------------------------------------------------------------------


   To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

   Commercial Paper Ratings
--------------------------------------------------------------------------------

S&P             Moody's        Description
--------------------------------------------------------------------------------
A-1             Prime-1        This indicates that the degree of safety
                 (P-1)         regarding timely payment is strong. Standard &
                               Poor's rates those issues determined to possess
                               extremely strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2             Prime-2        Capacity for timely payment on commercial paper
                (P-2)          is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions.  Ample alternate liquidity is
                               maintained.
--------------------------------------------------------------------------------
A-3             Prime-3        Satisfactory capacity for timely repayment.
                 (P-3)         Issues that carry this rating are somewhat more
                               vulnerable to the adverse changes in
                               circumstances than obligations carrying the higher designations.

Note Ratings
--------------------------------------------------------------------------------
S&P             Moody's             Description
--------------------------------------------------------------------------------
SP-1            MIG-1; VMIG-1       Notes are of the highest quality enjoying
                                    strong protection from established cash
                                    flows of funds for their servicing or from
                                    established and broad-based access to the
                                    market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2            MIG-2; VMIG-2       Notes are of high quality, with margins of
                                    protection ample, although not so large
                                    as in the preceding group.
--------------------------------------------------------------------------------
SP-3            MIG-3; VMIG-3       Notes are of favorable quality, with all
                                    security elements accounted for, but lacking
                                    the undeniable strength of the preceding
                                    grades. Market access for refinancing, in
                                    particular, is likely to be less well
                                    established.
--------------------------------------------------------------------------------
SP-4            MIG-4; VMIG-4       Notes are of adequate quality, carrying
                                    specific risk but having protection and not
                                    distinctly or predominantly speculative.
--------------------------------------------------------------------------------


More information about the funds is contained in these documents
Annual and Semiannual Reports
   Annual and semiannual reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.
   You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.
   If you own or are considering purchasing fund shares through o an employer-sponsored retirement plan o a bank o a broker-dealer o an insurance company o another financial intermediary you can receive the annual and semiannual reports directly from them.

   You also can get information about the funds from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

   o In person              SEC Public Reference Room
                            Washington, D.C.
                            Call 1-202-942-8090 for location and hours.
   o On the Internet       oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
   o By mail                SEC Public Reference Section
                            Washington, D.C.
                            20549-0102



   Investment Company Act File No. 811-0816

   American Century Investments
   P.O. Box 419200
   Kansas City, Missouri 64141-6200

   Investor Relations
   1-800-345-2021 or 816-531-5575

   Automated Information Line
   1-800-345-8765

   www.americancentury.com

   Fax
   816-340-7962
   Telecommunications Device for the Deaf
   1-800-634-4113 or 816-444-3485

   Business; Not-For-Profit and
   Employer-Sponsored Retirement Plans
   1-800-345-3533

   SH-PRS-xxxxx   0002

PART C.   OTHER INFORMATION.

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference)

     (a) (1) Articles of Incorporation of Twentieth Century Investors, Inc., dated June 26, 1990 (filed electronically as Exhibit b1a to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (2) Articles of Amendment of Twentieth Century Investors, Inc., dated November 19, 1990 (filed electronically as Exhibit b1b to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (3) Articles of Merger of Twentieth Century Investors, Inc., a Maryland corporation and Twentieth Century Investors, Inc., a Delaware corporation, dated February 22, 1991 (filed electronically as Exhibit b1c to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (4) Articles of Amendment of Twentieth Century Investors, Inc., dated August 10, 1993 (filed electronically as Exhibit b1d to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (5) Articles Supplementary of Twentieth Century Investors, Inc., dated September 3, 1993 (filed electronically as Exhibit b1e to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (6) Articles Supplementary of Twentieth Century Investors, Inc., dated April 24, 1995 (filed electronically as Exhibit b1f to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (7) Articles Supplementary of Twentieth Century Investors, Inc., dated October 11, 1995 (filed electronically as Exhibit b1g to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (8) Articles Supplementary of Twentieth Century Investors, Inc., dated January 22, 1996 (filed electronically as Exhibit b1h to Post-Effective Amendment No. 73 on Form N-1A on February 29,
               1996).

          (9) Articles Supplementary of Twentieth Century Investors, Inc., dated March 11, 1996 (filed electronically as Exhibit b1i to Post-Effective Amendment No. 75 on Form N-1A on June 14, 1996).

          (10) Articles Supplementary of Twentieth Century Investors, Inc. dated September 9, 1996 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 85 on Form N-1A on September 1,
               1999).

          (11) Articles of Amendment of Twentieth Century Investors, Inc., dated December 2, 1996 (filed electronically as Exhibit b1j to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (12) Articles Supplementary of American Century Mutual Funds, Inc., dated December 2, 1996 (filed electronically as Exhibit b1k to Post-Effective Amendment No. 76 on Form N-1A on February 28,
               1997).

          (13) Articles Supplementary of American Century Mutual Funds, Inc., dated July 28, 1997 (filed electronically as Exhibit b1l to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (14) Articles Supplementary of American Century Mutual Funds, Inc., dated November 28, 1997 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (15) Certificate of Correction to Articles  Supplementary  of American
               Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

          (16) Articles Supplementary of American Century Mutual Funds, Inc., dated December 18, 1997 (filed electronically as Exhibit b1m to Post-Effective Amendment No. 78 on Form N-1A on February 26,
               1998).

          (17) Articles Supplementary of American Century Mutual Funds, Inc., dated January 25, 1999 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (18) Articles Supplementary of American Century Mutual Funds, Inc., dated February 16, 1999 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (19) Article Supplementary of American Century Mutual Funds, Inc. dated August 2, 1999 is included herein.

          (20) Articles Supplementary of American Century Mutual Funds, Inc. (filed electronically as Exhibit a19 to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (21) Articles Supplementary of American Century Mutual Funds, Inc. (to be filed by amendment).

     (b)  (1)  By-laws   of   Twentieth   Century    Investors,    Inc.   (filed
               electronically as Exhibit b2 to Post-Effective Amendment No. 73 on Form N-1A on February 29, 1996).

          (2) Amendment to Bylaws of American Century Mutual Funds, Inc. (filed electronically as Exhibit b2b to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth, of Registrants Articles of Incorporation, appearing as Exhibit (a)(1) to Post-Effective Amendment No. 76 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(4) to Post-Effective Amendment No. 76 to the Registration Statement on February 28, 1997; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of Registrants By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 73 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d) (1) Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as Exhibit b5 to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (2) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated September 15, 1997 is included herein.

          (3) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc., dated February 16, 1999 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 83 on Form N-1A on February 26,
               1999).

          (4) Addendum to Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated November 30, 1999 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 87 on Form N-1A on November 29,
               1999).

          (5) Amendment No. 1 to the Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 2000 is included herein.

          (6) Amendment No. 2 to the Management Agreement between American Century Mutual Funds, Inc. and American Century Investment Management Inc. (to be filed by amendment).

     (e) (1) Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as Exhibit b6 to Post-Effective Amendment No. 28 on Form N-1A of American Century Target Maturities Trust, File No. 2-94608, on January 30, 1998).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as Exhibit b6b to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26,
               1998).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as Exhibit b6c to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (4) Amendment No. 3 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 to the Registration Statement of American Century Variable Portfolios, Inc., File No. 33-14567, on January 15, 1999).

          (5) Amendment No. 4 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. dated July 30, 1999 (filed electronically as Exhibit e5 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29,
               1999).

          (6) Amendment No. 5 to the Distribution Agreement between American Century Mutual Funds, Inc. and Funds Distributor, Inc. (filed electronically as Exhibit e6 to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (7) Distribution Agreement between American Century Mutual Funds, Inc. and American Century Investment Services, Inc. dated March 13, 2000 (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17 to the Registration Statement of American Century World Mutual Funds, Inc. on March 30, 2000, File No 33-39242).

          (8) Amendment No. 1 to the Distribution Agreement between American Century Mutual Funds, Inc. and American Century Investment Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of American Century World Mutual Funds, Inc. on May 25, 2000, File No. 33-39242).

          (9) Amendment No. 2 to the Distribution Agreement between American Century Mutual Funds, Inc. and American Century Investment Services, Inc. dated November 20, 2000 (filed electronically as Exhibit e10 to Post-Effective Amendment No. 29 to the Registration Statement of American Century Variable Portfolios, Inc. on December 1, 2000, File No. 33-14567).

     (f)  Not Applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222, on February 7, 1997).

          (2) Master Agreement by and between Commerce Bank, N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

     (h) (1) Transfer Agency Agreement between Twentieth Century Investors, Inc. and Twentieth Century Services, Inc. dated March 1, 1991 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 76 on Form N-1A on February 28, 1997).

          (2) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 21, 1999 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 29 to the Registration Statement of American Century California Tax-Free and Municipal Funds, File No. 2-82734, on December 29, 1999).

     (i)  Opinion and Consent of Counsel is included herein.

     (j) (1) Consent of Deloitte & Touche, independent auditors (to be filed by amendment).

          (2)  Power of Attorney dated November 18, 2000 is included herein.

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as Exhibit b15a to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17,
               1998).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as Exhibit b15d to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as Exhibit b15c to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as Exhibit b15e to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as Exhibit m6 to Post-Effective Amendment No. 83 on Form N-1A on February 26, 1999).

          (7) Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated July 30, 1999 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999).

          (8) Amendment No. 7 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as Exhibit m8 to Post-Effective Amendment No. 87 on Form N-1A on November 29,
               1999).

          (9) Amendment No. 8 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocation,. Inc., and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as Exhibit m9 to Post-Effective Amendment No. 19 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on May 25, 2000).

          (10) Amendment No. 9 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (to be filed by amendment).

          (11) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as Exhibit b15b to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

     (n)  Not applicable.

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as Exhibit b18b to Post-Effective Amendment 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on February 17, 1998).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as Exhibit b18b to Post-Effective Amendment No. 77 on Form N-1A on July 17, 1997).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as Exhibit b18c to Post-Effective Amendment No. 78 on Form N-1A on February 26, 1998).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as Exhibit b18d to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on June 26, 1998).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as Exhibit b18e to Post-Effective Amendment No. 12 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on November 13, 1998).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as Exhibit b18f to Post-Effective Amendment No. 14 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on December 29, 1998).

          (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated July 30, 1999 (filed electronically as Exhibit o7 to Post-Effective Amendment No. 16 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999).

          (8) Amendment No. 7 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit o8 to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (9) Amendment No. 8 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit o9 to Post-Effective Amendment No. 19 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on May 25, 2000.

          (10) Amendment No. 9 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (to be filed by amendment).

     (p) (1) American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 19 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on March 10, 2000).

          (2) Funds Distributor, Inc. Code of Ethics (filed electronically as Exhibit p2 to Post-Effective Amendment No. 19 on Form N-1A of American Century World Mutual Funds, Inc., File No. 33-39242, on March 10, 2000).

ITEM 24. Persons  Controlled  by or Under Common  Control with  Registrant.

     Not Applicable.

ITEM 25. Indemnification.

     The Corporation is a Maryland corporation. Section 2-418 of the General Corporation Law of Maryland allows a Maryland corporation to indemnify its directors, officers, employees and agents to the extent provided in such statute.

     Article Eighth of the Articles of Incorporation requires the indemnification of the corporation's directors and officers to the extent permitted by the General Corporation Law of Maryland, the Investment Company Act and all other applicable laws.

     The registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

     None.

ITEM 27. Principal Underwriters.

I.(a) Funds Distributor, Inc. ("FDI") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
CDC MPT+ Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds, Inc.
GMO Trust
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Nomura Pacific Basin Fund, Inc.
Orbitex Group of Funds
The Saratoga Advantage Trust
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
The Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Investors Family of Funds, Inc.
TD Waterhouse Trust

     FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            none

Gary S. MacDonald                     Executive Vice President            none
                                      and Chief Administrative Officer

Charles W. Carr                       Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President, General      none
                                      Counsel, Chief Compliance
                                      Officer, Secretary and Clerk

Joseph F. Tower, III                  Senior Vice President               none
                                      and Treasurer

Judith K. Benson                      Senior Vice President               none

William J. Nutt                       Chairman and Director               none

William J. Stetter                    Senior Vice President               none
                                      and Chief Financial Officer

Christopher J. Kelley                 Senior Vice President and           none
                                      Deputy General Counsel

John Lehning                          Senior Vice President               none

John Prosperi                         Senior Vice President               none

--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

(c)  Not applicable.

II. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices   Positions and Offices
Business Address*           with Underwriter         with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           President                                none

James E. Stowers III       Co-Chairman and Director              Director

William M. Lyons           Chief Executive Officer,              President
                           Executive Vice President
                           and Director

Robert T. Jackson          Executive Vice President             Executive Vice
                           and Chief Financial Officer          President and
                                                                Chief Financial
                                                                Officer

Kevin Cuccias              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel


* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

ITEM 28. Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
     Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Mutual Funds, Inc., American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services

     Not Applicable.

ITEM 30. Undertakings.

     Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 89 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 1st day of December, 2000.

                                       American Century Mutual Funds, Inc.
                                       (Registrant)

                                       By: /*/William M. Lyons
                                       President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 89 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date
---------                   -----                              ----

*William M. Lyons           President and                      December 1, 2000
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,             December 1, 2000
Maryanne Roepke             Treasurer and Chief
                            Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          December 1, 2000
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           December 1, 2000
James E. Stowers III

*Thomas A. Brown            Director                           December 1, 2000
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           December 1, 2000
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           December 1, 2000
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                           December 1, 2000
D. D. (Del) Hock

*Donald H. Pratt            Director                           December 1, 2000
Donald H. Pratt

*Gale E. Sayers             Director                           December 1, 2000
Gale E. Sayers

*M. Jeannine Strandjord     Director                           December 1, 2000
M. Jeannine Strandjord

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact